Wells Fargo Funds Trust
Registration Nos. 333-74295; 811-09253
CERTIFICATE PURSUANT TO
17 C.F.R. 230.497(j)

    The undersigned hereby certifies on behalf of Wells Fargo Funds Trust (the "Trust") that the Prospectuses and related Statement of Additional Information describing the Money Market Funds of the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c), do not differ materially from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment Nos. 24 and 25 to the Company’s Registration Statement on Form N-1A filed pursuant to Rule 485(b). Post-Effective Amendment No. 24 was filed on July 20, 2001, and Post-Effective Amendment No. 25 was filed on August 1, 2001.

    IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 22nd day of August, 2001.

Witness:                                                                                  WELLS FARGO FUNDS TRUST

By: __/s/ Chris Bellonzi__                                                          By: __/s/ Dorothy A. Peters___
Name: Chris Bellonzi                                                                               Dorothy A. Peters
Title: Assistant Secretary                                                                      Assistant Secretary